Deferred Income Tax Assets and Liabilities - Summary of Deferred Income Tax Assets and Liabilities Parenthetical (Details)		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Tax rate	[1]	27.50%	26.40%

[1]	Deferred tax assets (liabilities) expected to be realized after 2026 have been measured at 27.5%.